COMMITMENTS AND CONTINGENCIES (Details 1) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Operating Lease Liability	$ 83,155	$ 30,885
Operating lease liability remaining months		7 months 1 day
Weighted average remaining term	8 years
KAYA [Member]
Operating Lease Liability		$ 18,722
Operating lease liability remaining months		9 months
Weighted average remaining term		5 years 5 months 26 days
MJAI [Member]
Operating Lease Liability		$ 12,163
Operating lease liability remaining months		4 months
Weighted average remaining term		1 year 6 months 21 days
FDT [Member]
Operating Lease Liability	$ 83,155
Operating lease liability remaining months	8 months
Weighted average remaining term	8 years